Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
9.	SUBSEQUENT EVENTS
Effective May 1, 2026, the Ericsson stock fund was frozen to new contributions. The Plan has evaluated the effects of events that have occurred subsequent to December 31, 2025, through the issuance of these financial statements.